Shareholders Equity - Schedule of Classes of Share Capital (Parenthetical) (Detail)	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 ₨ / shares
Statement [LineItems]
Par value | (per share)	₨ 1	$ 1	₨ 1
Common stock [member]
Statement [LineItems]
Par value | (per share)	1	1	1
Preference shares [member]
Statement [LineItems]
Par value | (per share)	₨ 10	$ 10	₨ 10